UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b) 1-5 under the Investment Company Act of 1940 is as follows:

Third Avenue Variable Series Trust Third Avenue Value Portfolio Portfolio of Investments at September 30, 2008 (Unaudited)

	Principal		Value
	Amount ($)	Issues	(Note 1)
Corporate Bonds - 4.11%
Auto & Related - 0.69%	3,975,000	GMAC LLC, 7.250%, due 3/2/11	$1,880,938

Consumer Products - 0.36%	972,027	Home Products International, Inc., 2nd Lien, Convertible, PIK,
		6.000%, due 3/20/17 (a)	972,027

Financial Insurance/Credit Enhancement - 2.57%	12,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	6,965,712

Home Development - 0.49%	1,750,000	Standard Pacific Corp., 6.250%, due 4/1/14	1,330,000

		Total Corporate Bonds
		(Cost $16,010,863)	11,148,677

	Shares
Common Stocks - 85.49%
Annuities & Mutual Fund	205,000	Bank of New York Mellon Corp. (The)	6,678,900
Management & Sales - 6.28%	118,750	Legg Mason, Inc.	4,519,625
	200,000	Power Corp. of Canada (Canada)	5,863,284
			17,061,809

Automotive - 6.48%	697,600	Toyota Industries Corp. (Japan)	17,605,023

Building Products - 0.80%	85,000	USG Corp. (b)	2,176,000

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b)	1,696

Electronics Components - 1.44%	383,673	AVX Corp.	3,909,628

Energy Services - 0.04%	11,498	Bronco Drilling Co., Inc. (b)	117,510

Financial Insurance/Credit Enhancement - 4.94%	600,000	Ambac Financial Group, Inc.	1,398,000
	843,492	MBIA, Inc. (b)	10,037,555
	395,117	Radian Group, Inc.	1,991,390
			13,426,945

Financial Services - 0.45%	176,000	CIT Group, Inc.	1,224,960

Holding Companies - 22.68%	383,137	Brookfield Asset Management, Inc., Class A (Canada)	10,513,279
	2,072,000	Cheung Kong Holdings, Ltd. (Hong Kong)	23,472,724
	232,000	Guoco Group, Ltd. (Hong Kong) (f)	1,950,099
	547,000	Hutchison Whampoa, Ltd. (Hong Kong)	4,201,256
	430,000	Investor AB, Class A (Sweden)	7,718,512
	76,000	Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	1,976,000
	12,500	Pargesa Holding SA (Switzerland)	1,075,794
	116,927	RHJ International (Belgium) (b)	1,060,528
	1,905,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	5,445,216
	2,310,000	Wheelock & Co., Ltd. (Hong Kong)	4,189,917
			61,603,325

Home Development - 0.50%	37,200	MDC Holdings, Inc.	1,361,148

Non-Life Insurance-Japan - 2.83%	218,250	Tokio Marine Holdings, Inc., ADR (Japan)	7,688,555

Non-U.S. Real Estate Operating	900,000	Hang Lung Group, Ltd. (Hong Kong)	2,850,874
Companies - 13.77%	1,200,000	Hang Lung Properties, Ltd. (Hong Kong)	2,824,841
	4,555,000	Henderson Land Development Co., Ltd. (Hong Kong)	20,305,134
	300,000	Mitsubishi Estate Co., Ltd. (Japan)	5,911,544
	285,000	Mitsui Fudosan Co., Ltd. (Japan)	5,506,756
			37,399,149

Oil & Gas	75,000	Cimarex Energy Co.	3,668,250
Production & Services - 6.81%	32,000	EnCana Corp. (Canada)	2,103,360
	390,000	Nabors Industries, Ltd. (Bermuda) (b)	9,718,800
	70,800	Suncor Energy, Inc. (Canada)	2,992,716
			18,483,126

Security Brokers,	85,000	Raymond James Financial, Inc.	2,803,300
Dealers & Flotation Companies - 1.03%

Steel & Specialty Steel - 4.40%	128,000	POSCO, ADR (South Korea)	11,951,360

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust Third Avenue Value Portfolio Portfolio of Investments (continued) at September 30, 2008 (Unaudited)

				Value
	Shares		Issues	(Note 1)
Telecommunications - 1.49%	790,395		Sycamore Networks, Inc. (b)	$2,552,976
	368,100		Tellabs, Inc. (b)	1,494,486
				4,047,462

U.S. Real Estate Operating	337,100		Forest City Enterprises, Inc., Class A	10,338,857
Companies - 8.73%	272,200		St. Joe Co. (The) (b)	10,640,298
	73,556		Tejon Ranch Co. (b)	2,732,605
				23,711,760

Utilities, Utility Service Companies	319,400		Covanta Holding Corp. (b)	7,646,436
& Waste Management - 2.82%
			Total Common Stocks
			(Cost $271,233,530)	232,219,192

	Partnership
	Units
Limited Partnerships - 0.26%
Infrastructure - 0.26%	45,589		Brookfield Infrastructure Partners LP (g)	717,115

			Total Limited Partnerships
			(Cost $937,150)	717,115

	Principal
	Amount (†)
Short Term Investments - 10.19%
Foreign Government Obligations - 5.94%	9,150,000	GBP	United Kingdom Treasury Bill, 4.93%‡ , due 12/1/08	16,140,348

Repurchase Agreement - 4.25%	11,533,315		Bear Stearns, 0.20%, dated 9/30/08, due 10/1/08 (d)	11,533,315

			Total Short Term Investments
			(Cost $29,256,453)	27,673,663

			Total Investment Portfolio - 100.05%
			(Cost $317,437,996)	271,758,647

			Liabilites in excess of Other Assets - (0.05%)	(129,177)

			NET ASSETS - 100.00%
			(Applicable to 17,434,628 shares outstanding)	$271,629,470

			NET ASSET VALUE PER SHARE	$15.58

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Variable rate security.
(d)	Repurchase agreement collateralized by:
U.S. Treasury Bond, par value $8,015,000, due 8/15/20, value $11,482,854.
U.S. Treasury Inflation Indexed Bond, par value $420,000, due 1/15/28, value $384,863.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Incorporated in Bermuda.
(g)	Bermuda exempted limited partnership.
#	Amount represents less than 0.01% of total net assets.
†	Denominated in U.S. Dollars unless otherwise noted.
‡	Annualized yield at date of purchase.
ADR: American Depository Receipt.
GBP: Great British Pound.
PIK: Payment-in-kind.

Country Concentration

% of
Net Assets
United States	36.33%
Hong Kong	24.75
Japan	13.52
Canada	7.90
United Kingdom	5.94
South Korea	4.40
Bermuda	3.58
Sweden	2.84
Switzerland	0.40
Belgium	0.39
Total	100.05%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust Third Avenue Value Portfolio Notes to Portfolio of Investments September 30, 2008 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the "Portfolio").

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Portfolio’s Valuation Committee as authorized by the Board of the Portfolio, under procedures established by the Board. At September 30, 2008, such securities had a total fair value of $973,723 or 0.36% of net assets. Among the factors considered by the Portfolio’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio’s cost at the date of purchase, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolio has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio’s net assets as of September 30, 2008 is as follows:

Third Avenue Variable Series Trust Third Avenue Value Portfolio Notes to Portfolio of Investments (continued) September 30, 2008 (Unaudited)

Investments in Securities
Valuation Inputs	(Market Value)
Level 1 - Quoted Prices	$244,467,926
Level 2 - Other Significant Observable Inputs	26,316,998
Level 3 - Significant Unobservable Inputs	973,723
Total Market Value of Investments	$271,758,647

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
(Market Value)
Balance as of 12/31/07	$952,518
Change in unrealized appreciation (depreciation)	(34,594)
Payment-in-kind interest	55,799
Balance as of 9/30/08	$973,723

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

  Investments denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
  Investment transaction: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investments securities as of September 30, 2008:

Gross unrealized appreciation	$24,223,052
Gross unrealized depreciation	(69,902,401)
Net unrealized depreciation	$(45,679,349)
Aggregate book cost	$317,437,996

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)
The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Variable Series Trust

By: _/s/ David M. Barse

Name: David M. Barse

Title: Principal Executive Officer

Date: _October 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant): Third Avenue Variable Series Trust

By: _/s/ David M. Barse

Name: David M. Barse

Title: Principal Executive Officer

Date: _October 30, 2008

By: _/s/ Vincent J. Dugan

Name: Vincent J. Dugan

Title: Principal Financial Officer

Date: _October 30, 2008